Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Other provisions [abstract]
Disclosure of other provisions [table text block]
(in USD million)	Asset retirement obligations	Claims and litigations	Other provisions	Total

Non-current portion at 31 December 2016	10,711	1,209	1,487	13,406
Current portion at 31 December 2016 reported as trade and other payables	188	1,147	922	2,258

Provisions at 31 December 2016	10,899	2,356	2,409	15,664

New or increased provisions	768	128	833	1,729
Decrease in the estimates	(388)	(1,120)	(272)	(1,780)
Amounts charged against provisions	(222)	(22)	(579)	(824)
Effects of change in the discount rate	543	-	(6)	538
Reduction due to divestments	(2)	-	-	(2)
Accretion expenses	413	-	-	413
Reclassification and transfer	-	-	16	16
Currency translation	441	(2)	49	487

Provisions at 31 December 2017	12,451	1,339	2,451	16,241

Current portion at 31 December 2017 reported as trade and other payables	69	68	547	684
Non-current portion at 31 December 2017	12,383	1,271	1,904	15,557

Other provisions maturity [table text block]
Expected timing of cash outflows
(in USD million)	Asset retirement obligations	Other provisions, including claims and litigations	Total

2018 - 2022	993	3,082	4,076
2023 - 2027	2,413	342	2,755
2028 - 2032	986	25	1,011
2033 - 2037	4,368	16	4,384
Thereafter	3,691	324	4,015

At 31 December 2017	12,451	3,790	16,241